ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	May 18, 2022	Apr. 18, 2022	Oct. 01, 2022	Jan. 01, 2022	Jan. 02, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Preferred stock, par or stated value per share			$ 0.00001	$ 0.00001	$ 0.00001
Stock Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash payment		$ 14
Convertible preferred stock, shares		9,000,000
Stock Purchase Agreement [Member] | Series H Convertible Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible preferred stock, shares		9,000,000
Payments to acquire businesses, gross	$ 9,000	$ 9,000
Preferred stock, par or stated value per share	$ 0.00001